Goodwill (Tables)	12 Months Ended
Mar. 31, 2026
Intangible assets and goodwill [abstract]
Schedule of changes in intangible assets and goodwill

Total £m
Net book value at 1 April 2024	9,729
Exchange adjustments	(117)
Reclassification to held for sale (note 10)	(80)
Net book value at 1 April 2025	9,532
Exchange adjustments	(115)
Net book value at 31 March 2026	9,417

Schedule of allocation of goodwill by operations	See below for a summary of which
operations our goodwill and indefinite-lived intangibles are allocated to.

	2026	2025
CGU or group of CGUs	£m	£m
Goodwill:
National Grid Ventures – US	97	100
New England	1,471	1,506
New York	3,128	3,205
UK Electricity Distribution[1]	4,721	4,721
Total goodwill	9,417	9,532

Indefinite-lived intangibles (regulatory licences related to UK Electricity Distribution):
West Midlands	518	518
East Midlands	519	519
South Wales	257	257
South West	420	420
Total indefinite-lived intangibles	1,714	1,714
1.This is a combination of the West Midlands, East Midlands, South Wales and South West CGUs, reflecting the level at which the goodwill is monitored.